Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2025
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

32. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB

Payables to merchants and other partners	1,391,093	1,271,021	1,935,147
Due to consumers in financial services	2,946,243	3,207,304	7,082,964
Employee compensation and welfare payable	2,410,332	2,325,295	2,715,022
Tax payables	1,658,525	2,059,843	2,505,109
Payables and accruals for other costs and expenses	2,383,335	2,614,514	3,013,301
Provision for the shareholder class action lawsuits(Note 36(b))	—	—	5,201,312
Security deposits received	1,414,683	1,411,875	1,528,547
Payables related to market and promotion expenses	1,140,401	1,188,268	1,912,148
Deferred revenue and customer advances	905,524	685,846	833,251
Payables related to property and equipment	283,889	433,668	429,438
Other current financial liabilities measured at FVTPL (i)	32,971	427,208	1,151,472
Others	1,213,665	1,147,778	1,338,346
Total	15,780,661	16,772,620	29,646,057

(i) For the year ended December 31, 2025, one of subsidiaries of the Group issued forward contracts to its investors for a right to subscribe for its preferred shares. The forward contracts can be exercised once the investors have obtained all consents, approvals, orders, authorizations or registrations, qualifications, designations, declarations or filings with applicable governmental authority required in connection with their investment in the overseas subsidiary. In connection to the issuance of the forward contracts, the investors provided loans to one domestic subsidiary of the Group. Upon the investors exercise the forward contracts, the domestic subsidiary is required to repay the onshore loans to the investors, which will be used to pay for the exercise price of the forward contracts.

The loans are initially recognized at fair value. Subsequent to initial recognition, the onshore loans are re-measured to their fair value at the end of each reporting period with changes in fair value being recognized in profit or loss. Forward contract liabilities are initially recognized at fair value separately on the date the forward contracts are issued and are subsequently re-measured to their fair value at the end of each reporting period.